Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following summarizes the acquisition of the non-controlling interest as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Cash portion of purchase price	$45,300
Revolving credit facility draw	40,600
Revolving credit facility draw for working capital adjustment	762
Total consideration		$86,662

49% Assets acquired		181,420
49% Liabilities assumed		(91,522)
Total identifiable net assets		89,898

Non-controlling interest acquired		89,898
Difference between net book value of acquired non-controlling interest and consideration paid		(3,236)
Impact of acquisition of non-controlling interest on equity		$86,662

Hoegh Grace [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following summarizes the fair values of assets and liabilities assumed as of the acquisition date:

(in thousands of U.S. dollars)
Consideration
Use of proceeds from public offering (issuance of 6,588,389 common units to the public)	$91,768
Working capital adjustment	407
Total consideration		$92,175

Assets acquired
Cash and cash equivalents	3,774
Restricted cash	19
Trade receivables	4,446
Prepaid expenses and other receivables	51
Vessel	357,138
Other equipment	30
Intangibles: Above market time charter	11,760
Other long term assets	830
Total assets		378,048
Liabilities assumed
Trade payables	(193)
Amounts due to owners and affiliates	(622)
Accrued liabilities and other payables	(1,569)
Total long term debt	(192,286)
Derivative instruments	(2,642)
Total liabilities assumed		(197,312)
Total identifiable net assets		180,736

Non-controlling interest in total identifiable net assets		88,561

Acquired share in total identifiable net asset		$92,175

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

Year ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2016
Total revenue	$96,526
Net income (loss)	23,382
Non-controlling interest in net income (loss)	(8,818)
Partners’ interest in net income (loss)	$32,200

Hoegh Gallant [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of assets acquired and liabilities assumed:

(in thousands of U.S dollars)
Consideration
Cancellation of demand note	$140,000
Seller's credit note	47,000
Working capital adjustment	7,160
		$194,160

Assets acquired
Cash and cash equivalents	7,695
Amounts due from affiliates	4,101
Inventory	1,038
Prepaid expenses and other receivables	199
Vessel	355,700
Intangibles: Above market time charter	11,000
Intangibles: Option for time charter extension	8,000
Other long term assets	86
Total assets excluding goodwill		387,819
Liabilities assumed
Trade payables	(311)
Amounts due from owners and affiliates	(773)
Accrued liabilities and other payables	(4,304)
Total long term debt	(184,698)
Derivative instruments	(3,824)
Total liabilities assumed		(193,910)
Total identifiable net assets		193,909
Goodwill		251
Total consideration		$194,160

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
Year ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2015
Total revenues	$77,905
Net income (loss)	$28,975